Investment Property (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2018
Historic cost	4,458,835	2,131,827	6,590,662
Depreciation	-	(765,303)	(765,303)
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2018
Additions	-	3,613	3,613
Depreciation	-	(49,728)	(49,728)
Conversion effect (depreciation)	(429,377)	(269,737)	(699,114)
Conversion effect	-	68,416	68,416
Other increases (decreases) (1)	2,695,795	871,615	3,567,410
Changes	2,266,418	624,179	2,890,597
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2018
Historic cost	6,725,253	2,737,318	9,462,571
Depreciation	-	(746,615)	(746,615)
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2019
Additions	-	132,462	132,462
Divestitures	(695,289)	-	(695,289)
Depreciation	-	(64,088)	(64,088)
Conversion effect (depreciation)	(1,042,090)	(391,483)	(1,433,573)
Conversion effect	-	23,854	23,854
Other increases (decreases) (1)	1,191,644	442,308	1,633,952
Changes	(545,735)	143,053	(402,682)
Book Value	6,179,518	2,133,756	8,313,274

As of December 31, 2019
Historic cost	6,179,518	2,920,605	9,100,123
Depreciation	-	(786,849)	(786,849)
Book Value	6,179,518	2,133,756	8,313,274